OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Dividend Income Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.3%
CONSUMER DISCRETIONARY 8.0%
Hotels, Restaurants & Leisure 1.5%
McDonald’s Corp.	1,317,500	$124,319,300
Leisure Equipment & Products 0.7%
Mattel, Inc.	1,381,550	55,952,775
Media 1.5%
Time Warner, Inc.	2,058,600	124,607,058
Multiline Retail 0.9%
Macy’s, Inc.	1,750,000	77,752,500
Specialty Retail 2.9%
Home Depot, Inc. (The)	2,488,000	185,331,120
TJX Companies, Inc.	1,155,550	60,920,596
Total		246,251,716
Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	239,925	44,916,359
TOTAL CONSUMER DISCRETIONARY		673,799,708
CONSUMER STAPLES 8.8%
Beverages 0.9%
Coca-Cola Co. (The)	1,855,700	70,850,626
Food & Staples Retailing 0.9%
Wal-Mart Stores, Inc.	1,053,807	76,906,835
Food Products 0.7%
General Mills, Inc.	1,247,300	61,516,836
Household Products 2.5%
Kimberly-Clark Corp.	926,250	86,585,850
Procter & Gamble Co. (The)	1,578,725	122,966,890
Total		209,552,740
Tobacco 3.8%
Altria Group, Inc.	2,858,400	96,842,592
Philip Morris International, Inc.	2,623,550	218,909,012
Total		315,751,604
TOTAL CONSUMER STAPLES		734,578,641

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 9.6%
Energy Equipment & Services 1.0%
Ensco PLC, Class A	600,000	$33,336,000
Schlumberger Ltd.	645,000	52,206,300
Total		85,542,300
Oil, Gas & Consumable Fuels 8.6%
Chevron Corp.	1,600,000	192,688,000
ConocoPhillips	1,250,000	82,875,000
Exxon Mobil Corp.	2,120,000	184,779,200
Kinder Morgan, Inc.	2,264,200	85,881,106
Occidental Petroleum Corp.	490,000	43,222,900
Phillips 66	830,200	47,404,420
Royal Dutch Shell PLC, ADR	1,270,000	82,029,300
Total		718,879,926
TOTAL ENERGY		804,422,226
FINANCIALS 17.1%
Capital Markets 2.6%
BlackRock, Inc.	437,600	113,916,032
Northern Trust Corp.	1,029,325	56,479,063
T. Rowe Price Group, Inc.	690,600	48,438,684
Total		218,833,779
Commercial Banks 4.9%
Fifth Third Bancorp	2,685,335	49,114,777
PNC Financial Services Group, Inc. (The)	1,018,675	73,619,642
U.S. Bancorp	3,258,475	117,728,702
Wells Fargo & Co.	4,225,500	173,583,540
Total		414,046,661
Consumer Finance 1.2%
American Express Co.	1,382,175	99,392,204
Diversified Financial Services 2.9%
CME Group, Inc.	977,000	69,474,470
JPMorgan Chase & Co.	3,387,850	171,188,060
Total		240,662,530
Insurance 3.6%
ACE Ltd.	750,050	65,794,386
Chubb Corp. (The)	689,600	57,354,032
Marsh & McLennan Companies, Inc.	2,249,325	92,739,670
MetLife, Inc.	921,750	42,575,633
Unum Group	1,530,250	45,188,282
Total		303,652,003

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 1.5%
AvalonBay Communities, Inc.	310,550	$38,477,145
Public Storage	339,125	51,774,214
Simon Property Group, Inc.	239,240	34,840,521
Total		125,091,880
Thrifts & Mortgage Finance 0.4%
People’s United Financial, Inc.	2,681,975	38,137,685
TOTAL FINANCIALS		1,439,816,742
HEALTH CARE 14.3%
Biotechnology 1.9%
Amgen, Inc.	1,502,200	163,649,668
Health Care Equipment & Supplies 1.0%
Abbott Laboratories	2,512,675	83,747,458
Pharmaceuticals 11.4%
AbbVie, Inc.	3,464,550	147,624,475
Bristol-Myers Squibb Co.	3,925,200	163,641,588
Johnson & Johnson	2,489,475	215,115,535
Merck & Co., Inc.	4,149,475	196,228,673
Pfizer, Inc.	8,272,700	233,372,867
Total		955,983,138
TOTAL HEALTH CARE		1,203,380,264
INDUSTRIALS 9.2%
Aerospace & Defense 5.0%
Boeing Co. (The)	1,260,000	130,939,200
Honeywell International, Inc.	1,591,075	126,601,838
Raytheon Co.	1,540,000	116,131,400
United Technologies Corp.	466,955	46,742,195
Total		420,414,633
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	967,275	82,779,395
Commercial Services & Supplies 0.6%
Waste Management, Inc.	1,336,950	54,066,258
Electrical Equipment 0.5%
Emerson Electric Co.	758,825	45,810,265

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 2.1%
Dover Corp.	856,375	$72,834,694
Illinois Tool Works, Inc.	563,200	40,251,904
Parker Hannifin Corp.	592,650	59,235,367
Total		172,321,965
TOTAL INDUSTRIALS		775,392,516
INFORMATION TECHNOLOGY 12.7%
Communications Equipment 1.2%
Cisco Systems, Inc.	4,285,050	99,884,516
Computers & Peripherals 1.1%
EMC Corp.	3,450,000	88,941,000
IT Services 4.5%
Accenture PLC, Class A	1,740,925	125,781,831
Automatic Data Processing, Inc.	1,217,800	86,658,648
International Business Machines Corp.	900,000	164,043,000
Total		376,483,479
Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	5,618,000	123,483,640
KLA-Tencor Corp.	1,385,150	76,391,022
Texas Instruments, Inc.	1,739,875	66,463,225
Total		266,337,887
Software 2.7%
Microsoft Corp.	6,921,475	231,177,265
TOTAL INFORMATION TECHNOLOGY		1,062,824,147
MATERIALS 4.3%
Chemicals 3.8%
EI du Pont de Nemours & Co.	1,609,050	91,104,411
LyondellBasell Industries NV, Class A	689,750	48,385,963
RPM International, Inc.	1,200,000	40,776,000
Sherwin-Williams Co. (The)	825,000	142,230,000
Total		322,496,374
Containers & Packaging 0.5%
Sonoco Products Co.	1,108,775	41,279,693
TOTAL MATERIALS		363,776,067

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 4.8%
AT&T, Inc.	5,082,000	$171,924,060
Verizon Communications, Inc.	4,800,000	227,424,000
Total		399,348,060
TOTAL TELECOMMUNICATION SERVICES		399,348,060
UTILITIES 4.5%
Electric Utilities 2.5%
American Electric Power Co., Inc.	1,217,450	52,106,860
Duke Energy Corp.	572,975	37,587,160
NextEra Energy, Inc.	517,550	41,590,318
Northeast Utilities	1,033,950	42,360,932
Westar Energy, Inc.	1,248,375	38,836,946
Total		212,482,216
Multi-Utilities 2.0%
CMS Energy Corp.	1,576,250	41,817,912
Dominion Resources, Inc.	696,350	40,632,023
Sempra Energy	526,475	44,445,019

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Wisconsin Energy Corp.	1,005,000	$41,245,200
Total		168,140,154
TOTAL UTILITIES		380,622,370
Total Common Stocks (Cost: $6,041,722,145)		$7,837,960,741
	Shares	Value

Exchange-Traded Funds 1.8%
SPDR S&P 500 ETF Trust	927,275	$151,748,554
Total Exchange-Traded Funds (Cost: $133,464,915)		$151,748,554

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.097% (a)(b)	385,847,534	$385,847,534
Total Money Market Funds (Cost: $385,847,534)		$385,847,534
Total Investments (Cost: $6,561,034,594) (c)		$8,375,556,829(d)
Other Assets & Liabilities, Net		28,338,637
Net Assets		$8,403,895,466

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at August 31, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	256,826,440	453,892,266	(324,871,172)	385,847,534	87,336	385,847,534

(c)

At August 31, 2013, the cost of securities for federal income tax purposes was approximately $6,561,035,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,823,338,000
Unrealized Depreciation	(8,816,000)
Net Unrealized Appreciation	$1,814,522,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	673,799,708	—	—	673,799,708
Consumer Staples	734,578,641	—	—	734,578,641
Energy	804,422,226	—	—	804,422,226
Financials	1,439,816,742	—	—	1,439,816,742
Health Care	1,203,380,264	—	—	1,203,380,264
Industrials	775,392,516	—	—	775,392,516
Information Technology	1,062,824,147	—	—	1,062,824,147
Materials	363,776,067	—	—	363,776,067
Telecommunication Services	399,348,060	—	—	399,348,060
Utilities	380,622,370	—	—	380,622,370
Exchange-Traded Funds	151,748,554	—	—	151,748,554
Total Equity Securities	7,989,709,295	—	—	7,989,709,295
Mutual Funds
Money Market Funds	385,847,534	—	—	385,847,534
Total Mutual Funds	385,847,534	—	—	385,847,534
Total	8,375,556,829	—	—	8,375,556,829

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia High Yield Municipal Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.2%
ALABAMA 0.3%
Camden Industrial Development Board Prerefunded 12/01/13 Revenue Bonds Weyerhaeuser Co. Series 2003B AMT (a)
12/01/24	6.375%	$275,000	$279,202
Courtland Industrial Development Board Refunding Revenue Bonds International Paper Co. Projects Series 2003B AMT (a)
08/01/25	6.250%	2,000,000	1,945,920
Total			2,225,122

ALASKA 0.7%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	5,000,000	5,248,300

ARIZONA 2.4%
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	3,920,868
Pima County Industrial Development Authority
Refunding Revenue Bonds
Facility-Edkey Charter Schools Project
Series 2013
07/01/33	6.000%	2,000,000	1,846,560
07/01/43	6.000%	2,500,000	2,132,275
07/01/48	6.000%	2,500,000	2,103,725
Revenue Bonds
American Charter Schools Foundation
Series 2007A
07/01/38	5.625%	3,840,000	3,125,683
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	1,835,140
Yavapai County Industrial Development Authority Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	3,500,000	3,368,610
Total			18,332,861

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ARKANSAS 0.2%
City of Camden Refunding Revenue Bonds International Paper Co. Project Series 2004A AMT (a)
11/01/18	5.000%	$250,000	$246,707
City of Fort Smith Refunding Revenue Bonds Sales & Use Tax Series 2012
05/01/26	3.600%	955,000	947,771
Total			1,194,478

CALIFORNIA 12.7%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Odd Fellows Home of California Series 2012-A
04/01/32	5.000%	3,000,000	2,915,010
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	2,000,000	1,934,760
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Series 2004
10/01/11	13.000%	405,000	186,268
10/01/15	8.375%	560,000	257,522
10/01/19	8.750%	2,785,000	1,140,931
Series 2010
10/01/20	8.375%	1,420,000	562,079
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006K AMT
08/01/26	4.625%	5,000,000	4,517,250
Series 2008K AMT
08/01/33	5.550%	2,545,000	2,400,520
California Infrastructure & Economic Development Bank Revenue Bonds Broad Museum Project Series 2011A
06/01/21	5.000%	2,000,000	2,317,540
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT (a)(b)(d)
12/01/32	7.500%	1,925,000	1,861,282
California State Department of Veterans Affairs Revenue Bonds Series 2012A
12/01/25	3.500%	5,000,000	4,547,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012-G
11/01/37	5.000%	$1,250,000	$1,204,088
Revenue Bonds
Various Capital Projects
Subordinated Series 2009I-1
11/01/34	6.375%	5,000,000	5,748,750
California Statewide Communities Development Authority
Refunding Revenue Bonds
Quail Ridge Apartments
Senior Series 2002E-1
07/01/32	5.375%	2,000,000	1,400,580
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	2,750,000	2,791,442
Aspire Public Schools
Series 2010
07/01/46	6.125%	2,990,000	2,901,346
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/34	5.000%	1,775,000	1,646,508
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	90,000	90,563
City of Lincoln
Prerefunded 09/01/13 Special Tax Bonds
Community Facilities District
Series 2004-1
09/01/20	5.750%	450,000	459,068
09/01/24	5.900%	445,000	453,971
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A (f)
02/01/25	0.000%	3,100,000	1,649,262
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,372,900
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (f)
06/01/25	0.000%	2,310,000	1,204,711
County of Sacramento Revenue Bonds Subordinated Series 2009D
07/01/35	6.000%	2,500,000	2,769,275

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC) (f)
10/01/21	0.000%	$1,665,000	$1,131,684
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 1999
01/15/40	5.750%	3,000,000	2,770,800
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Senior Series 2007A-1
06/01/47	5.125%	3,000,000	1,997,850
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A
09/01/27	5.500%	5,430,000	5,039,311
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001
09/01/31	6.450%	1,250,000	1,250,200
Los Angeles Municipal Improvement Corp. Refunding Revenue Bonds Real Property Series 2012C
03/01/24	5.000%	2,225,000	2,396,837
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	5,000,000	5,453,500
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No.1 SE Series 2012
07/01/28	5.000%	2,000,000	2,082,500
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	2,000,000	1,820,940
Palomar Health Certificate of Participation Series 2010
11/01/41	6.000%	2,500,000	2,369,975
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/37	5.875%	3,500,000	3,645,075

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	$5,650,000	$3,008,455
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/39	6.625%	1,500,000	1,589,175
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	4,120,000	3,706,352
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/42	5.000%	3,000,000	2,977,290
Unlimited General Obligation Refunding Bonds
Series 2012
02/01/27	5.000%	5,000,000	5,269,550
Twin Rivers Unified School District Certificate of Participation Series 2007 (AGM) School Facility Bridge Funding Program (g)
06/01/27	3.200%	2,000,000	1,927,800
Total			98,770,370

COLORADO 0.3%
Anthem West Metropolitan District Limited Tax General Obligation Bonds Series 2005
12/01/35	6.250%	2,000,000	1,723,440
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003
12/01/33	6.050%	1,000,000	965,960
Total			2,689,400

CONNECTICUT 1.7%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	1,080,000	1,092,690
08/15/27	5.500%	500,000	492,335
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	5,000,000	5,374,250
Mohegan Tribe of Indians of Connecticut (b)(c)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2001
01/01/31	6.250%	$5,475,000	$5,474,562
Series 2003
01/01/33	5.250%	1,000,000	889,610
Total			13,323,447

DELAWARE 0.2%
Centerline Equity Issuer Trust Secured AMT (a)(b)
05/15/19	6.300%	1,000,000	1,147,630
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT (a)(d)
06/01/28	6.250%	730,000	648,101
Total			1,795,731

DISTRICT OF COLUMBIA 0.6%
Metropolitan Washington Airports Authority Revenue Bonds Airport System Series 2012A AMT (a)
10/01/24	5.000%	4,000,000	4,255,800
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	455,481	444,272
Total			4,700,072

FLORIDA 7.9%
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(d)
07/01/40	7.500%	1,500,000	1,500,000
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	7.000%	1,370,000	615,938
Celebration Community Development District Special Assessment Bonds Series 2003A
05/01/34	6.400%	860,000	837,812
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1
06/01/21	5.000%	2,400,000	2,589,528

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/28	6.250%	$675,000	$690,721
01/01/43	6.375%	2,250,000	2,274,030
County of Miami-Dade
Refunding Revenue Bonds
Subordinated Series 2012-B
10/01/37	5.000%	1,530,000	1,469,902
County of Miami-Dade (f)
Subordinated Revenue Bonds
Capital Appreciation
Series 2009B
10/01/41	0.000%	30,000,000	5,204,400
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/40	6.000%	3,750,000	3,330,487
Series 2012-A
06/15/43	6.125%	7,000,000	5,787,670
Lee County Industrial Development Authority Refunding Revenue Bonds Shell PT/Alliance Community Project Series 2007
11/15/29	5.000%	4,000,000	3,654,560
Mid-Bay Bridge Authority Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	4,319,000
Middle Village Community Development District Special Assessment Bonds Series 2004A (d)
05/01/35	6.000%	2,000,000	1,474,920
North Brevard County Hospital District Refunding Revenue Bonds Parrish Medical Center Project Series 2008
10/01/38	5.750%	4,000,000	4,086,280
Orange County Health Facilities Authority
Refunding Revenue Bonds
Health Care-Orlando Lutheran
Series 2005
07/01/26	5.700%	2,000,000	1,908,100
Mayflower Retirement Center
Series 2012
06/01/42	5.125%	750,000	685,365
Revenue Bonds
1st Mortgage-Orlando Lutheran Tower
Series 2007
07/01/32	5.500%	350,000	308,802
07/01/38	5.500%	1,750,000	1,484,367

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	$4,000,000	$4,013,440
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (b)(c)
10/01/24	5.500%	2,000,000	2,092,020
Seven Oaks Community Development District II
Special Assessment Bonds
Series 2004A
05/01/35	5.875%	430,000	351,736
Series 2004B
05/01/16	7.500%	1,570,000	1,545,508
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2003
10/01/28	6.375%	750,000	752,640
10/01/34	6.375%	500,000	501,820
Series 2010A
04/01/39	6.250%	2,000,000	2,095,640
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/41	5.250%	3,725,000	2,681,478
St. Johns County Industrial Development Authority (e)
Revenue Bonds
Glenmoor Project
Series 2006A
01/01/40	5.375%	4,275,000	2,019,937
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,905,000	1,642,110
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/35	6.125%	800,000	792,816
Westridge Community Development District Special Assessment Bonds Series 2005 (d)(e)
05/01/37	5.800%	2,650,000	994,413
Total			61,705,440

GEORGIA 2.3%
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	4,500,000	4,589,235

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Fulton County Residential Care Facilities for the Elderly Authority
Revenue Bonds
1st Mortgage-Lenbrook Project
Series 2006A
07/01/17	5.000%	$1,400,000	$1,405,726
07/01/29	5.000%	3,000,000	2,615,220
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V
01/01/18	6.600%	65,000	68,182
Series 1991V Escrowed to Maturity
01/01/18	6.600%	690,000	780,473
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	5,000,000	4,987,950
Savannah Economic Development Authority
Revenue Bonds
1st Mortgage-Marshes of Skidaway
Series 2003A
01/01/24	7.400%	500,000	504,065
01/01/34	7.400%	3,000,000	3,008,430
Total			17,959,281

GUAM 0.8%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A (c)
12/01/40	6.875%	4,750,000	4,869,652
Guam Power Authority Refunding Revenue Bonds Series 2012-A (c)
10/01/30	5.000%	1,250,000	1,272,788
Total			6,142,440

HAWAII 0.9%
Hawaii State Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/44	9.000%	2,375,000	2,633,091
Hawaii Pacific University
Series 2013A
07/01/43	6.875%	2,800,000	2,717,764
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	1,750,000	1,866,725
Total			7,217,580

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS 8.6%
City of Chicago Tax Allocation Bonds Pilsen Redevelopment Series 2004B
06/01/22	6.750%	$1,225,000	$1,244,980
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	700,718
Illinois Finance Authority
Refunding Revenue Bonds
Chicago Charter School Project
Series 2007
12/01/36	5.000%	1,750,000	1,629,302
Uno Charter School Network, Inc. Project
Series 2011A
10/01/31	6.875%	2,490,000	2,685,216
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	3,450,000	3,677,010
Columbia College
Series 2007 (NPFGC)
12/01/37	5.000%	5,000,000	4,783,000
OSF Healthcare System
Series 2012-A
05/15/22	5.000%	2,000,000	2,161,660
Provena Health
Series 2009A
08/15/34	7.750%	4,000,000	4,804,320
Riverside Health System
Series 2009
11/15/35	6.250%	3,000,000	3,160,140
Series 2003A
11/15/32	7.000%	1,000,000	1,000,130
Silver Cross & Medical Centers
Series 2009
08/15/44	7.000%	5,000,000	5,324,350
Smith Village Project
Series 2005A
11/15/35	6.250%	2,750,000	2,505,992
Illinois Finance Authority (d)(e)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37	6.000%	1,000,000	326,740
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2
06/15/50	5.000%	5,000,000	4,658,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005 B
03/01/35	6.000%	$2,922,000	$2,763,715
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,377,500
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006
08/15/26	5.125%	1,245,000	1,191,403
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/20	5.000%	1,250,000	1,335,875
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/23	5.000%	2,500,000	2,545,925
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	3,390,000	3,020,490
Village of Bolingbrook Sales Tax Revenue Bonds Series 2005 (d)
01/01/24	6.250%	1,500,000	1,109,460
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	5,240,000	5,146,047
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004
03/01/34	6.250%	713,000	715,895
Village of Rosemont Tax Allocation Bonds River Road Hotel Partners Project Series 2007
12/30/23	5.100%	2,300,000	1,876,018
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1
03/01/36	6.000%	3,699,000	2,869,240
Total			66,613,926

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA 0.4%
City of Portage Tax Allocation Bonds Ameriplex Project Series 2006
07/15/23	5.000%	$700,000	$711,571
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/35	5.250%	2,750,000	2,655,400
Total			3,366,971

IOWA 1.3%
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003
01/01/29	8.000%	187,000	193,354
Iowa Finance Authority
Revenue Bonds
Series 2013
Iowa Fertilizer Co. Project
12/01/22	5.500%	5,000,000	4,571,250
Iowa Finance Authority (d)
Revenue Bonds
Deerfield Retirement Community, Inc.
Series 2007A
11/15/15	5.000%	2,210,000	1,479,816
11/15/27	5.500%	1,135,000	727,592
11/15/37	5.500%	750,000	473,198
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT (a)
12/01/30	5.850%	2,370,000	2,470,464
Total			9,915,674

KANSAS 2.3%
City of Lenexa
Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/29	7.125%	500,000	518,685
05/15/39	7.250%	1,500,000	1,545,180
City of Manhattan
Revenue Bonds
Meadowlark Hills Retirement
Series 2007A
05/15/24	5.000%	3,000,000	2,830,860
05/15/29	5.000%	2,680,000	2,387,022

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS (CONTINUED)
City of Overland Park KS Revenue Bonds Prairiefire-Lionsgate Project Series 2012
12/15/32	6.000%	$6,000,000	$5,187,540
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006
10/01/28	4.875%	6,245,000	5,499,972
Total			17,969,259

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
1st Mortgage-AHF/KY-IA, Inc. Project
Series 2003
01/01/29	8.000%	610,000	630,728
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,172,689
Total			1,803,417

LOUISIANA 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	5,000,000	5,190,550
Louisiana Public Facilities Authority Revenue Bonds Impala Warehousing LLC Project Series 2013 AMT (a)
07/01/36	6.500%	7,000,000	6,296,990
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	5,000,000	5,442,150
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (g)
12/01/40	4.000%	1,400,000	1,378,692
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	5,000,000	4,816,750
Total			23,125,132

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND 0.7%
City of Westminster Revenue Bonds Carroll Lutheran Village Series 2004A
05/01/34	6.250%	$1,750,000	$1,630,038
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	1,000,000	1,026,330
Revenue Bonds
University of Maryland-College Park Projects
Series 2008
06/01/43	5.875%	2,590,000	2,599,298
Total			5,255,666

MASSACHUSETTS 3.0%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,000,000	788,120
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	4,200,000	4,557,000
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/31	6.250%	2,112,442	1,761,692
11/15/39	6.250%	634,649	503,410
11/15/46	6.250%	2,502,917	1,931,501
Series 2011A-2
11/15/46	5.500%	279,667	192,193
Massachusetts Development Finance Agency (d)
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
07/01/32	7.100%	1,935,000	1,873,390
Massachusetts Development Finance Agency (d)(e)
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/44	7.875%	975,112	67,283
Series 2009B-1
06/01/16	7.250%	2,327,010	155,910
Massachusetts Development Finance Agency (f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	1,391,019	7,776
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Series 2008H (AGM) AMT
01/01/30	6.350%	2,440,000	2,535,013
Series 2012J AMT
07/01/21	5.000%	3,000,000	3,144,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston Medical Center Project
Series 2008
07/01/38	5.250%	$5,000,000	$4,837,950
Milford Regional Medical
Series 2007E
07/15/32	5.000%	1,250,000	1,137,437
Total			23,493,155

MICHIGAN 4.0%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013
06/01/33	6.000%	5,750,000	5,201,392
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/23	5.000%	3,025,000	2,828,042
07/01/39	5.250%	1,375,000	1,184,054
City of Detroit Water Supply System
Refunding Revenue Bonds
Senior Lien
Series 2011C
07/01/41	5.000%	1,025,000	842,950
Revenue Bonds
Senior Lien
Series 2011A
07/01/41	5.250%	1,445,000	1,235,157
County of Wayne Limited General Obligation Bonds Building Improvement Series 2009A
11/01/39	6.750%	4,805,000	4,987,494
Michigan Finance Authority Revenue Bonds School District Series 2012
06/01/20	5.000%	1,400,000	1,500,800
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A
11/15/46	5.250%	3,000,000	2,781,810
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT (a)(d)
11/01/25	6.550%	1,500,000	1,310,310
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
06/01/34	6.000%	$1,000,000	$769,140
06/01/48	6.000%	11,000,000	7,974,670
Summit Academy North Refunding Revenue Bonds Series 2005
11/01/35	5.500%	750,000	585,660
Total			31,201,479

MINNESOTA 2.0%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	4,070,000	3,840,574
City of Columbia Heights
Refunding Revenue Bonds
Crest View Corp. Projects
Series 2007A
07/01/27	5.550%	1,000,000	806,340
07/01/42	5.700%	2,000,000	1,419,760
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	2,375,000	2,138,189
City of Minneapolis Revenue Bonds Riverton Community Housing Project Series 2006A
08/01/40	5.700%	1,600,000	1,434,448
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT (a)
12/01/38	5.000%	21,457	20,854
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11/15/30	6.000%	4,000,000	4,060,600
11/15/35	6.000%	2,000,000	2,022,820
Total			15,743,585

MISSISSIPPI 0.6%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/22	6.800%	1,995,000	2,191,228
Series 1992B
04/01/22	6.700%	230,000	250,231

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSISSIPPI (CONTINUED)
County of Warren Revenue Bonds International Paper Co. Series 2008A
09/01/32	6.500%	$2,000,000	$2,139,540
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	240,000	235,877
Total			4,816,876

MISSOURI 4.1%
City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006
04/01/21	4.500%	90,000	90,406
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A
03/01/18	5.250%	900,000	933,174
Shoal Creek Parkway Project
Series 2011
06/01/25	6.500%	3,100,000	3,101,147
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,058,300
City of Riverside Tax Allocation Bonds L-385 Levee Project Series 2004
05/01/20	5.250%	1,275,000	1,313,390
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009
09/01/34	6.750%	2,250,000	2,320,313
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	4,956,615
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005
12/01/35	5.625%	5,485,000	5,493,063
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Ranken Jordan Project
Series 2007

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
11/15/35	5.000%	$1,300,000	$1,080,326
Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/26	6.250%	2,000,000	2,010,120
12/01/41	6.375%	3,000,000	2,881,290
St. Louis County Industrial Development Authority (f)
Revenue Bonds
Convention Center Hotel
Series 2000 (AMBAC)
07/15/18	0.000%	3,000,000	2,397,150
Total			31,635,294

MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John’s Lutheran Series 2006A
05/15/36	6.125%	1,000,000	959,980

NEBRASKA 0.6%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012
09/01/42	5.000%	5,000,000	4,506,150

NEVADA 0.6%
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A (b)
06/15/28	6.750%	5,000,000	4,792,150

NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT (a)
07/01/18	7.500%	155,000	179,434

NEW JERSEY 2.2%
Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,250,000	87,400
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25	6.125%	2,750,000	192,280
01/01/37	6.250%	6,450,000	450,984

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
New Jersey Economic Development Authority
Refunding Revenue Bonds
Seabrook Village, Inc. Facility
Series 2006
11/15/36	5.250%	$2,250,000	$2,038,567
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	4,000,000	3,697,040
Revenue Bonds
UMM Energy Partners
Series 2012A AMT
06/15/43	5.125%	2,000,000	1,775,920
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008
07/01/38	6.625%	3,000,000	2,937,090
New Jersey Higher Education Student Assistance Authority (a)
Revenue Bonds
Senior Series 2013-1B AMT
12/01/43	4.750%	5,000,000	4,205,150
Series 2013-1A AMT
12/01/21	5.000%	1,500,000	1,588,935
Tobacco Settlement Financing Corp. Revenue Bonds Capital Appreciation Series 2007-1C (f)
06/01/41	0.000%	7,500,000	296,325
Total			17,269,691

NEW YORK 4.3%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A
07/01/40	6.875%	4,000,000	3,915,640
Build NYC Resource Corp. Revenue Bonds Series 2013 International Leadership Charter School
07/01/43	6.000%	4,330,000	3,672,100
Huntington Housing Authority
Revenue Bonds
Gurwin Jewish Senior Residences
Series 1999A
05/01/19	5.875%	1,265,000	1,265,620
05/01/29	6.000%	625,000	613,131
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D (f)
06/01/60	0.000%	25,000,000	106,500
New York State Dormitory Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
NYU Hospital Center
Series 2007B
07/01/37	5.625%	$2,000,000	$2,022,140
Series 2011A
07/01/40	6.000%	1,000,000	1,056,040
The New School
Series 2010
07/01/50	6.000%	5,000,000	5,339,800
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/42	6.000%	1,350,000	1,472,283
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	120,000	114,699
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT (a)(b)(g)
10/01/35	6.625%	5,000,000	5,005,800
Suffolk County Industrial Development Agency Revenue Bonds Gurwin Jewish-Phase II Series 2004
05/01/39	6.700%	470,000	472,167
Town of Ramapo Refunding General Obligation Limited Notes BAN Series 2013
05/28/14	4.700%	3,500,000	3,525,760
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Series 2012B (f)
11/15/32	0.000%	13,185,000	5,041,680
Total			33,623,360

NORTH CAROLINA 1.6%
Charlotte-Mecklenburg Hospital Authority (The) Refunding Revenue Bonds Carolinas Health Care System Group Series 2008A
01/15/24	5.250%	5,000,000	5,314,000
Durham Housing Authority Revenue Bonds Series 2005 AMT (a)(d)
02/01/38	5.650%	3,161,157	2,936,367

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity
01/01/18	6.500%	$3,320,000	$4,014,279
Total			12,264,646

NORTH DAKOTA 0.4%
City of Fargo Revenue Bonds Sanford Series 2011
11/01/31	6.250%	2,500,000	2,758,400

OHIO 0.9%
Cleveland-Cuyahoga County Port Authority Revenue Bonds Fairmount Montessori Association Series 2005B (Fifth Third Bank)
05/15/25	5.125%	600,000	569,388
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/45	7.000%	5,000,000	5,158,150
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008 (d)(e)
12/01/38	7.000%	2,300,000	1,230,500
Summit County Port Authority Revenue Bonds Seville Projects Series 2005A
05/15/25	5.100%	375,000	339,968
Total			7,298,006

OKLAHOMA 1.1%
Oklahoma County Finance Authority
Revenue Bonds
Epworth Villa Project
Series 2012A
04/01/23	5.000%	2,100,000	2,077,866
04/01/29	5.000%	1,440,000	1,329,725
04/01/42	5.125%	2,750,000	2,371,820
Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012
01/01/32	6.000%	3,000,000	2,846,490
Total			8,625,901

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON 1.4%
City of Forest Grove
Revenue Bonds
Campus Improvement-Pacific University Project
Series 2009
05/01/39	6.375%	$2,000,000	$2,010,640
Oak Tree Foundation Project
Series 2007
03/01/37	5.500%	2,900,000	2,637,231
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	1,700,000	1,510,348
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B (c)
11/01/33	6.375%	2,410,000	2,609,090
Western Generation Agency Revenue Bonds Wauna Cogeneration Project Series 2006A
01/01/20	5.000%	2,235,000	2,169,917
Total			10,937,226

PENNSYLVANIA 3.9%
Chester County Industrial Development Authority 1st Mortgage RHA/Pennsylvania Nursing Home Series 2002 (d)
05/01/32	8.500%	345,000	347,315
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,200,000	3,766,016
Montgomery County Industrial Development Authority
Revenue Bonds
Whitemarsh Community Project
Series 2008
02/01/36	7.000%	2,000,000	2,026,280
Whitemarsh Continuing Care
Series 2005
02/01/28	6.125%	1,400,000	1,361,444
02/01/35	6.250%	1,350,000	1,285,754
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Allegheny Energy Supply Co.
Series 2009
07/15/39	7.000%	4,000,000	4,032,400
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	3,375,000	3,351,004

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PENNSYLVANIA (CONTINUED)
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/30	5.800%	$2,500,000	$2,421,525
Shippensburg University
Series 2011
10/01/43	6.250%	2,000,000	2,046,960
Pennsylvania Housing Finance Agency Revenue Bonds Subordinated Series 2013-115A AMT (a)
10/01/33	4.200%	5,000,000	4,386,850
Pennsylvania Industrial Development Authority
Prerefunded 07/01/18 Revenue Bonds
Economic Development
Series 2008
07/01/23	5.500%	295,000	349,318
Refunding Revenue Bonds
Economic Development
Series 2008
07/01/23	5.500%	2,060,000	2,345,701
Philadelphia Redevelopment Authority Revenue Bonds Transformation Initiative Series 2012
04/15/21	5.000%	2,000,000	2,212,260
Total			29,932,827

PUERTO RICO 1.5%
Puerto Rico Electric Power Authority (c)
Revenue Bonds
Series 2010XX
07/01/40	5.250%	2,000,000	1,396,040
Series 2013A
07/01/36	6.750%	1,000,000	869,660
07/01/43	7.000%	6,570,000	5,793,360
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds AES Puerto Rico Project Series 2000 AMT (a)(c)
06/01/26	6.625%	3,820,000	3,451,141
Total			11,510,201

SOUTH CAROLINA 1.8%
Laurens County School District No. 055 Revenue Bonds Series 2005
12/01/30	5.250%	1,300,000	1,304,264
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes
Series 2007
05/01/21	5.375%	1,000,000	1,006,030
05/01/28	5.500%	2,300,000	2,203,791
1st Mortgage-Wesley Commons

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Series 2006
10/01/36	5.300%	$3,000,000	$2,543,370
Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/38	6.000%	5,050,000	5,155,242
Series 2013
Lutheran Homes South Carolina Inc. Obligation Group
05/01/43	5.000%	750,000	598,672
05/01/48	5.125%	1,500,000	1,196,820
Total			14,008,189

SOUTH DAKOTA 0.3%
South Dakota Economic Development Finance Authority Revenue Bonds Pooled Loan Program-Davis Family Series 2004-4A AMT (a)
04/01/29	6.000%	1,400,000	1,428,840
South Dakota Health & Educational Facilities Authority Revenue Bonds Avera Health Series 2012A
07/01/42	5.000%	600,000	565,074
Total			1,993,914

TENNESSEE 0.2%
Shelby County Health Educational & Housing Facilities Board
Prerefunded 12/01/13 Revenue Bonds
Germantown Village
Series 2003A
12/01/34	7.250%	675,000	686,401
Prerefunded 12/01/16 Revenue Bonds
Germantown Village
Series 2006
12/01/34	6.250%	475,000	540,569
Total			1,226,970

TEXAS 8.9%
Abilene Health Facilities Development Corp. Prerefunded 11/15/13 Revenue Bonds Series 2003 Sears Methodist Retirement System
11/15/33	7.000%	100,000	102,371
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	5,000,000	5,184,400
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011
01/01/41	6.750%	5,000,000	5,054,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
City of Houston Airport System (a)
Refunding Revenue Bonds
Special Facilities Continental
Series 2011A AMT
07/15/38	6.625%	$4,000,000	$3,869,640
Subordinate Lien
Series 2012A AMT
07/01/25	5.000%	5,000,000	5,160,200
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	1,000,000	1,002,030
Dallas-Fort Worth International Airport Refunding Revenue Bonds Series 2012-F AMT (a)
11/01/21	5.000%	2,000,000	2,153,780
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,238,600
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT (a)
04/01/28	8.000%	875,000	875,499
HFDC of Central Texas, Inc.
Revenue Bonds
Sears Tyler Methodist
Series 2009A
11/15/44	7.750%	4,000,000	2,740,880
Series 2006A
11/01/36	5.750%	5,000,000	4,713,100
Houston Health Facilities Development Corp. Revenue Bonds Buckingham Senior Living Community Series 2004A
02/15/34	7.125%	1,000,000	1,040,670
La Vernia Higher Education Finance Corp.
Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/29	6.000%	1,000,000	1,027,120
08/15/39	6.250%	1,500,000	1,540,380
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	5,000,000	5,079,800
North Texas Tollway Authority Revenue Bonds 1st Tier Series 2009A
01/01/39	6.250%	1,500,000	1,605,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A
08/15/39	6.500%	$3,000,000	$3,060,600
Red River Health Facilities Development Corp.
Revenue Bonds
Series 2013
Sears Methodist Retirement System
11/15/49	6.150%	800,000	674,920
05/09/53	6.250%	52,000	44,105
Sears Methodist Retirement System Obligation Group
11/15/38	5.450%	1,300,000	1,031,316
11/15/46	6.050%	589,000	494,536
11/15/46	6.050%	101,000	84,802
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	5,000,000	4,938,100
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Village
Series 2009
11/15/44	6.375%	4,250,000	4,317,915
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,226,000
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/21	5.000%	3,500,000	3,719,450
12/15/32	5.000%	1,250,000	1,127,837
Total			69,107,311

VIRGIN ISLANDS 1.1%
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes Series 2012-A (c)
10/01/32	5.000%	3,785,000	3,571,412
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A (c)
07/01/21	4.000%	5,000,000	4,788,500
Total			8,359,912

VIRGINIA 2.5%
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Transportation System Series 2012 (g)
07/15/40	0.000%	7,530,000	3,037,677

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/36	6.875%	$2,500,000	$2,729,850
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1
06/01/47	5.000%	17,000,000	10,817,270
Virginia Small Business Financing Authority Prerefunded 07/01/14 Revenue Bonds Hampton Roads Proton Series 2009B
07/01/19	8.000%	2,335,000	2,513,488
Total			19,098,285

WASHINGTON 1.7%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012-A
09/01/42	5.500%	2,150,000	1,951,233
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines Series 2012 AMT (a)
04/01/30	5.000%	2,500,000	2,175,350
Seattle Housing Authority Revenue Bonds Capital Fund Program-High Rise Rehab Series 2005I (AGM) AMT (a)
11/01/25	5.000%	1,000,000	1,003,560
Tacoma Consolidated Local Improvement Districts Special Assessment Bonds Series 2013 No. 65
04/01/43	5.750%	2,500,000	2,222,575
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing Revenue-Mirabella Series 2012
10/01/47	6.750%	7,000,000	5,935,510
Total			13,288,228

WISCONSIN 0.9%
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College of Wisconsin

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
Series 2008A
12/01/35	5.250%	$5,000,000	$5,024,600
St. John’s Community, Inc.
Series 2009A
09/15/39	7.625%	1,750,000	1,867,215
Total			6,891,815

Total Municipal Bonds (Cost: $784,682,005)			$754,877,552

Municipal Preferred Stocks 0.1%

MARYLAND 0.1%
Munimae TE Bond Subsidiary LLC AMT (a)(b)(d)
06/30/49	5.800%	1,000,000	$944,980
Total Municipal Preferred Stocks (Cost: $1,000,000)			$944,980

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 0.6%

LOUISIANA 0.5%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013A AMT (a)
08/01/14	11.640%	$3,555,000	$3,526,454

NEW YORK 0.1%
County of Rockland General Obligation Limited Notes RAN Series 2012-C
09/24/13	1.760%	1,000,000	1,000,467

Total Municipal Short Term (Cost: $4,555,225)			$4,526,921

		Shares	Value

Money Market Funds 0.6%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (h)		2,184,522	$2,184,522
JPMorgan Municipal Money Market Fund, 0.000% (h)		2,766,833	2,766,833
Total Money Market Funds (Cost: $4,951,355)			$4,951,355

Total Investments
(Cost: $795,188,585) (i)			$765,300,808(j)
Other Assets & Liabilities, Net			11,915,370
Net Assets			$777,216,178

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of these securities amounted to $27,799,942 or 3.58% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2013, the value of these securities amounted to $42,669,743 or 5.49% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2013 was $23,635,128, representing 3.04% of net assets. Information concerning such security holdings at August 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
07/01/40 7.500%	03-07-00 - 05-21-07	1,496,865
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/11 13.000%	05-14-10	370,523
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/15 8.375%	10-04-04 - 05-14-10	510,005
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/19 8.750%	10-04-04 - 05-14-10	2,498,267
Cabazon Band Mission Indians
Revenue Bonds
Series 2010
10/01/20 8.375%	05-14-10	1,420,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/32 7.500%	12-22-11	1,925,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	07-23-08	1,370,000
Chester County Industrial Development Authority
1st Mortgage
RHA/Pennsylvania Nursing Home
Series 2002
05/01/32 8.500%	05-01-02	321,922
City of Wilmington
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/28 6.250%	10-08-98	719,512
Durham Housing Authority
Revenue Bonds
Series 2005 AMT
02/01/38 5.650%	12-18-06	3,161,157

Security Description	Acquisition Dates	Cost ($)
Hickory Chase Community Authority
Revenue Bonds
Hickory Chase Project
Series 2008
12/01/38 7.000%	04-23-08	2,300,000
Illinois Finance Authority
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37 6.000%	02-14-07	972,870
Iowa Finance Authority
Revenue Bonds
Deerfield Retirement Community, Inc.
Series 2007A
11/15/15 5.000%	11-06-09	2,048,572
Iowa Finance Authority
Revenue Bonds
Deerfield Retirement Community, Inc.
Series 2007A
11/15/27 5.500%	04-19-07	1,148,051
Iowa Finance Authority
Revenue Bonds
Deerfield Retirement Community, Inc.
Series 2007A
11/15/37 5.500%	05-20-09	433,978
Massachusetts Development Finance Agency
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/44 7.875%	11-12-09	961,303
Massachusetts Development Finance Agency
Revenue Bonds
Groves-Lincoln
Series 2009B-1
06/01/16 7.250%	11-12-09	2,327,010
Massachusetts Development Finance Agency
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
07/01/32 7.100%	09-02-99	1,924,694
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
11/01/25 6.550%	11-24-98	1,500,000
Middle Village Community Development District
Special Assessment Bonds
Series 2004A
05/01/35 6.000%	01-21-04	1,993,272
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25 6.125%	10-01-09	508,750
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37 6.250%	03-18-05 - 10-01-09	4,614,875

Security Description	Acquisition Dates	Cost ($)
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37 8.750%	06-28-06	1,228,125
Munimae TE Bond Subsidiary LLC
AMT
06/30/49 5.800%	10-14-04	1,000,000
Rankin County Five Lakes Utility District
Series 1994
07/15/37 7.000%	10-02-07	240,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/16 8.500%	11-12-93	458,098
Village of Bolingbrook
Sales Tax Revenue Bonds
Series 2005
01/01/24 6.250%	12-14-05	1,372,346
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/37 5.800%	12-22-05	2,650,000

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2013, the value of these securities amounted to $7,672,247, which represents 0.99% of net assets.

(f)	Zero coupon bond.
(g)	Variable rate security.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2013.
(i)

At August 31, 2013, the cost of securities for federal income tax purposes was approximately $795,189,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,277,000
Unrealized Depreciation	(56,165,000)
Net Unrealized Depreciation	$(29,888,000)

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	754,877,552	—	754,877,552
Total Bonds	—	754,877,552	—	754,877,552
Equity Securities
Municipal Preferred Stocks	—	944,980	—	944,980
Total Equity Securities	—	944,980	—	944,980
Short-Term Securities
Municipal Short Term	—	4,526,921	—	4,526,921
Total Short-Term Securities	—	4,526,921	—	4,526,921
Mutual Funds
Money Market Funds	4,951,355	—	—	4,951,355
Total Mutual Funds	4,951,355	—	—	4,951,355
Total	4,951,355	760,349,453	—	765,300,808

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Risk Allocation Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 15.4%

INTERNATIONAL 15.4%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	227,380	$2,094,167
Total Equity Funds (Cost: $2,218,943)		$2,094,167

Alternative Investment Funds 35.8%
Central Fund of Canada Ltd., Class A Shares(a)	92,522	1,480,352
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	393,112	3,404,352
Total Alternative Investment Funds (Cost: $5,089,286)		$4,884,704

	Shares	Value

Exchange-Traded Funds 1.2%

PowerShares DB Gold Fund (a)	3,565	$167,912
Total Exchange-Traded Funds (Cost: $182,249)		$167,912
	Shares	Value

Money Market Funds 44.7%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	6,106,206	$6,106,206
Total Money Market Funds (Cost: $6,106,206)		$6,106,206
Total Investments
(Cost: $13,596,684) (d)		$13,252,989(e)
Other Assets and Liabilities		395,269
Net Assets		$13,648,258

Investments in Derivatives
Futures Contracts Outstanding at August 31, 2013

At August 31, 2013, $365,038 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Canadian Bond, 10-year	11	1,345,106	December 2013	5,222	–
E-Mini, S&P 500 Index	28	2,283,820	September 2013	–	(5,896)
Euro-Bund, 10-year	11	2,044,936	September 2013	–	(36,533)
Euro Stoxx 50	19	684,786	September 2013	11,955	–
FTSE 100 Index	7	695,134	September 2013	6,434
Japanese Government Bond, 10-year	15	2,204,970	September 2013	30,497	–
TOPIX Index	6	673,728	September 2013	1,700
United Kingdom Long GILT, 10-year	8	1,356,298	December 2013	974	–
U.S. Treasury Long Bond, 20-year	14	1,846,688	December 2013	18,910	–
Total				75,692	(42,429)

Interest Rate Swap Contracts Outstanding at August 31, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Wells Fargo Bank	6-Month AUD Bankbills	Pay	3.9150	May 8, 2025	AUD	1,600,000	—	(79,027)
Wells Fargo Bank	6-Month EURIBOR	Pay	1.8080	May 9, 2025	EUR	1,300,000	—	(92,286)
Wells Fargo Bank	6-Month JPY LIBOR	Pay	0.9230	May 9, 2025	JPY	170,000,000	—	(27,983)
Wells Fargo Bank	3-Month USD LIBOR	Pay	2.9280	May 9, 2043	USD	2,200,000	—	(303,594)
Total							—	(502,890)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	3,008,001	862,000	(356,000)	(3,245)	3,510,756	—	3,404,352
Columbia Emerging Markets Fund, Class I Shares	1,798,701	549,000	(142,000)	13,242	2,218,943	—	2,094,167
Columbia Short-Term Cash Fund	8,436,243	2,221,065	(4,551,102)	—	6,106,206	1,953	6,106,206
Total	13,242,945	3,632,065	(5,049,102)	9,997	11,835,905	1,953	11,604,725

(c)	The rate shown is the seven-day current annualized yield at August 31, 2013.
(d)

At August 31, 2013, the cost of securities for federal income tax purposes was approximately $13,597,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$—
Unrealized Depreciation	(344,000)
Net Unrealized Depreciation	$(344,000)

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
EUR	European Monetary Unit
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Equity Securities
Exchange-Traded Funds	167,912	—	—	167,912
Total Equity Securities	167,912	—	—	167,912
Mutual Funds
Equity Funds	2,094,167	—	—	2,094,167
Alternative Investment Funds	4,884,704	—	—	4,884,704
Money Market Funds	6,106,206	—	—	6,106,206
Total Mutual Funds	13,085,077	—	—	13,085,077
Investments in Securities	13,252,989	—	—	13,252,989
Derivatives
Assets
Futures Contracts	75,692	—	—	75,692
Liabilities
Futures Contracts	(42,429)	—	—	(42,429)
Swap Contracts	—	(502,890)	—	(502,890)
Total	13,286,252	(502,890)	—	12,783,362

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 23, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 23, 2013